Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Cash	$ 37,929	$ 34,510
Accounts receivable	12,217	9,996
Prepaids and other	4,024	3,530
Product inventory	0	5,828
Current assets	54,170	53,864
Non-Current
Intangible exploration and evaluation assets	2,673	584
Property and equipment
Petroleum and natural gas assets	173,804	140,059
Other	2,202	2,917
Deferred taxes	6,246	3,723
Assets	239,095	201,147
Current
Accounts payable and accrued liabilities	26,112	20,176
Current portion of share-based compensation liabilities	6,174	1,491
Derivative commodity contracts	88	398
Current portion of lease obligations	764	1,553
Current portion of long-term debt	0	14,897
Current liabilities	33,138	38,515
Non-Current
Long-term debt	3,040	6,567
Asset retirement obligations	14,102	13,042
Share-based compensation liabilities	3,959	544
Lease obligations	36	461
Deferred taxes	6,246	3,723
Liabilities	60,521	62,852
SHAREHOLDERS' EQUITY
Share capital	153,021	152,805
Accumulated other comprehensive income	1,838	1,900
Contributed surplus	24,896	25,109
Deficit	(1,181)	(41,519)
Equity	178,574	138,295
Equity and liabilities	$ 239,095	$ 201,147